Stockholders’ Permanent and Temporary Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders’ Permanent and Temporary Equity

Note 11 – Stockholders’ Permanent and Temporary Equity

Authorized Capital

The Predecessor was authorized to issue 75,000,000 shares of Predecessor common stock, par value of $0.00001 per share, and 5,000,000 shares of Predecessor preferred stock, par value of $0.00001 per share. The holders of the Predecessor’s common stock were entitled to one vote per share.

The Successor is authorized to issue 110,000,000 shares of Successor common stock, par value of $0.0001 per share, and 1,000,000 shares of Successor preferred stock, par value $0.0001 per share. The holders of the Successor’s common stock are entitled to one vote per share.

Equity Incentive Plans

Predecessor 2014 Equity Incentive Plan

The Predecessor was authorized to issue awards under its 2014 Equity Incentive Plan (the “2014 Plan”), as amended on October 9, 2018, February 2, 2019 and February 2, 2021. Under the 2014 Plan, 10,000,000 shares of Predecessor common stock of the Company are authorized for issuance as of December 31, 2021. The number of shares of common stock available for issuance under the 2014 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2014 Plan, beginning with calendar year 2019, by an amount equal to five percent (5%) of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, but in no event shall any such annual increase exceed 100,000 shares of common stock. The 2014 Plan provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock and restricted stock units to employees, directors and consultants of the Company and its affiliates. The 2014 Plan requires the exercise price of stock options to be not less than the fair value of the Company’s common stock on the date of grant. As of December 31, 2022, there were 45,652 Predecessor shares available for future issuance under the 2014 Plan.

On December 12, 2022, in connection with the consummation of the Business Combination, the Predecessor approved the amendment to the 2014 Plan (the “2014 Plan Amendment”). The 2014 Plan Amendment provides, among other things, that upon consummation of the Business Combination, no further increases in the shares of common stock reserved and available for issuance under the 2014 Plan shall occur and no new awards shall be made under the 2014 Plan.

Successor 2022 Omnibus Equity Incentive Plan

The Successor is authorized to issue awards under the 2022 Omnibus Equity Incentive Plan (the “2022 Plan”). Under the 2022 Plan, 1,089,831 shares of Successor common stock of the Successor are authorized for issuance as of December 12, 2022. The number of shares of common stock available for issuance under the 2022 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2022 Plan, beginning with calendar year 2023, by an amount equal to four percent (4%) of the total number of shares of Successor common stock outstanding on the last trading day in December of the immediately preceding calendar year. The 2022 Plan provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock and restricted stock units to employees, directors and consultants of the Company and its affiliates. The 2022 Plan requires the exercise price of stock options to be not less than the fair value of the Company’s common stock on the date of grant. As of December 31, 2022, there were 1,089,831 Successor shares available for future issuance under the 2022 Plan.

Redeemable Common Stock

On December 13, 2020 (the “Effective Date”), in connection with the L&F Note Agreement (see Note 5 – Note Receivable for details), the Predecessor and L&F entered into an agreement to provide L&F with a put option to cause the Company to purchase up to 331,331 shares of Predecessor common stock (“Put Shares”) at a price of $1.00 per share (“Put Option”). The put option expires at the earlier of (A) the date that the L&F Note is repaid in full; or (B) the fifth (5th) anniversary of the Effective Date. The parties agreed that, in the event of an exercise by L&F, in lieu of paying L&F for the Put Shares, the Company shall reduce the amount of the receivable then owed by L&F to the Company under the L&F Note Agreement. The Put Option was sold to L&F for total consideration of $331, which was recorded within additional paid-in capital.

On December 12, 2022, the Company closed on the Business Combination (see Note 4 – Business Combination) whereby the 331,331 shares of Predecessor common stock subject to the Put Option were exchanged for 65,783 shares of Successor common stock at a price of $5.04 per share. The put option has the practical effect of making the underlying shares of common stock redeemable. As a result, they are classified as temporary equity on the face of both the Successor and Predecessor balance sheets.

See Note 13 – Subsequent Events for additional details regarding the L&F Note and the Put Option.

Predecessor Series A Preferred Stock

Predecessor Series A Preferred Stock Financings

On March 31, 2022, the Predecessor sold 133,541 shares of Series A Preferred Stock to investors at a price of $3.14 per share for net proceeds of $392,301, of which $100,000 was from related parties.

The Predecessor Series A Preferred Stock is convertible, at the option of the holder, at any time into shares of Predecessor common stock on a one-to-one basis, subject to standard antidilution adjustments. In addition, in the event of any non-exempt issuances by the Company for less than the in-force conversion price, the Predecessor Series A Preferred Stock conversion price shall be reduced on a weighted average basis. Each share of Predecessor Series A Preferred Stock shall automatically be converted into shares of Predecessor common stock at the then effective conversion price concurrently with (i) the closing of a Public Transaction or (ii) the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Predecessor Series A Preferred stock. A Public Transaction represents either (a) a firm commitment underwritten public offering; or (b) the closing of a transaction with a special purpose acquisition company (“SPAC”) listed on the Nasdaq Stock Market in which the Company would become a wholly owned subsidiary of the SPAC.

The Predecessor Series A Preferred stockholders shall vote together with the Predecessor common stockholders on an as-converted basis and dividends will only be paid on an as-converted basis when, and if paid to Predecessor common stockholders. In the event of any liquidation, dissolution or winding up of the Predecessor or upon a Deemed Liquidation Event, the Predecessor Series A Preferred stockholders will be entitled to be paid, out of the assets of the Predecessor available for distribution before any payments are made to Predecessor common stockholders, one times the original purchase price, plus declared and unpaid dividends on each share of Predecessor Series A Preferred Stock or, if greater, the amount that the Predecessor Series A Preferred Stock holders would receive on an as-converted basis. The balance of any proceeds shall be distributed pro rata to the Predecessor common stockholders. Deemed Liquidation Events include (a) a merger or consolidation in which the Predecessor or a subsidiary thereof is a constituent party which results in a change-of-control (a “Merger Event”); or (b) the sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Predecessor (a “Disposition Event”).

The Predecessor Series A Preferred Stock is not mandatorily redeemable and therefore it is not subject to classification as a liability. The Predecessor determined that the Deemed Liquidation Events were within the control of the Predecessor and, therefore, the Predecessor Series A Preferred Stock should be classified as permanent equity. Specifically, Merger Events and Disposition Events require the approval of the board of directors pursuant to state law and the Predecessor preferred stockholders are unable to control the vote of the board of directors. The Predecessor determined that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. However, if the conversion price is reset in connection with a subsequent issuance of securities, the Predecessor will need to assess the accounting for the price reset. Due to the Predecessor’s adoption of ASU 2020-06 on January 1, 2021, it wasn’t necessary to assess the embedded conversion options for a beneficial conversion feature.

On July 8, 2022, the Predecessor sold an additional 94,393 shares of Predecessor Series A Preferred Stock to investors at a price of $3.14 per share of Predecessor Series A Preferred Stock, generating $296,400 in gross proceeds. Placement agent fees of $21,200 were recorded as a reduction of additional paid-in capital.

On September 16, 2022, the Predecessor sold an additional 222,929 shares of Predecessor Series A Preferred Stock to investors at a price of $3.14 per share of Predecessor Series A Preferred Stock, generating $700,000 in gross proceeds. Placement agent fees of $16,000 were recorded as a reduction of additional paid-in-capital.

On December 6, 2022, the Predecessor sold an additional 174,776 shares of Predecessor Series A Preferred Stock to investors at a price of $3.14 per share of Predecessor Series A Preferred Stock, generating $548,805 in gross proceeds. Placement agent fees of $2,000 were recorded as a reduction of additional paid-in capital.

Amendment of Predecessor Series A Preferred Stock Designation

On May 10, 2022, the Predecessor obtained the requisite approvals to (a) amend the Predecessor Series A Preferred Stock Designation within the Predecessor’s Certificate of Incorporation to reduce the effective conversion price of the Predecessor Series A Preferred Stock from $3.14 per share of Predecessor common stock to $2.78 per share of Predecessor common stock; and (b) and added 100% warrant coverage, such that, for each share of Predecessor common stock issued at conversion, the holder will also receive a Predecessor warrant to purchase one share of Predecessor common stock. These Predecessor warrants are exercisable at an initial exercise price of $3.20 per share of Predecessor common stock (subject to reduction upon completion of a Public Transaction, if the deemed offering price is less than the current exercise price) and expire in five years (the “Predecessor Series A Warrants”) or upon an earlier change of control that doesn’t meet the definition of a Public Transaction. The Predecessor determined that (a) the Predecessor Series A Warrants qualified to be equity-classified upon issuance, without subsequent remeasurement and (b) the contingently issuable nature of the Predecessor Series A Warrants doesn’t alter the Predecessor’s conclusion that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. The Predecessor also determined that the reduction of the Predecessor Series A Preferred Stock conversion price, combined with adding 100% warrant coverage at conversion, represented a significant change of the Predecessor Series A Preferred Stock terms requiring the application of extinguishment accounting. Accordingly, it was necessary to record the $331,200 incremental fair value of the amended Predecessor Series A Preferred Stock and the new Predecessor Series A Warrants (as compared to the carrying value of the Series A Preferred Stock) as a deemed dividend for the purpose of calculating loss per share.

Second Amendment of Predecessor Series A Preferred Stock Designation

On August 31, 2022, the Predecessor filed with the Florida Department of State a second amendment to the Predecessor Series A Preferred Stock Designation within the Predecessor’s Certificate of Incorporation, which reduced the conversion price of the Predecessor Series A Preferred Stock from $2.78 per share of Predecessor common stock and Predecessor Series A Warrant to $1.19 per share of Predecessor common stock and Predecessor Series A Warrant. In addition, the Predecessor reduced the exercise price of the Predecessor Series A Warrants issuable at conversion from $3.20 per share to $1.37 per share.

The Predecessor determined that the reduction of the Predecessor Series A Preferred Stock conversion price, combined with the revised terms associated with the Predecessor Series A Warrants (collectively the “Second Amendment Securities”) issuable at conversion, represented a significant change requiring the application of extinguishment accounting. Accordingly, it was necessary to record the $9,684,637 incremental fair value of the amended Predecessor Series A Preferred Stock and the amended Predecessor Series A Warrants (as compared to the carrying value of the Series A Preferred Stock and the pre-Second Amendment fair value of the Predecessor Series A Warrants) as a deemed dividend for the purpose of calculating loss per share.

Extinguishments of Predecessor Series A Preferred Stock

The Company determined that the reduction of the Series A Preferred Stock conversion price, combined with the contingent issuance of the Series A Warrants or the change in the (collectively the “Amended Securities”), represented a significant change requiring the application of extinguishment accounting. Accordingly, it was necessary to record the $331,200 incremental value of the Amended Securities (as compared to the value of the original Series A Preferred Stock) as a deemed dividend for the purpose of calculating loss per share.

Automatic Conversion of Predecessor Series A Preferred Stock

On December 12, 2022, in connection with the Business Combination, all outstanding 2,427,832 shares of Predecessor Series A Preferred Stock automatically converted into 6,406,210 shares of Predecessor common stock and five-year Predecessor Series A Warrants to purchase 6,406,210 shares of Predecessor common stock, which were then exchanged for 1,271,904 shares of Successor common stock and five-year warrants to purchase 1,271,904 shares of Successor common stock at an exercise price of $6.90 per share. The conversion of equity classified preferred stock that converts pursuant to the original terms of the preferred stock, results in the derecognition of the carrying value of the preferred stock and the allocation of that amount to common stock (par value) and additional paid-in-capital, without the recognition of a gain or loss.

Successor Preferred Stock

Successor Series A Preferred Stock Financing

In connection with the Business Combination, the Successor sold 8,635 shares of Series A Preferred Stock and five-year warrants to purchase 863,500 shares of Successor common stock at an exercise price of $11.50 per share (the “PIPE Warrants”), to certain purchasers at a price of $1,000 per share for net proceeds of $8,635,000 (the “PIPE” financing).

The Successor Series A Preferred Stock is convertible, at the option of the holder, at any time into a number of shares of Successor common stock equal to the face value divided by the conversion price then in effect (initially $10.00). In addition, for five years following the issuance of the Successor Series A Preferred Stock, the conversion price is automatically adjusted to the greater of (a) $2.00; and (b) the lowest price of any subsequent offerings of securities at a price less than the conversion price.

The conversion price also resets at both 90 days and 150 days following the effectiveness of the registration of the Successor Series A Preferred Stock (each a “Commencement Date”) to the greater of (a) $2.00; and (b) 85% of the lowest of the ten consecutive daily volume-weighted average prices commencing on, and including, each Commencement Date. As of the filing date, the Successor Series A Preferred Stock has not been registered and no conversion price reset has occurred.

The Successor Series A Preferred stockholders have no voting rights and dividends will only be paid on an as-converted basis when, and if paid to Successor common stockholders. In the event of any liquidation, dissolution or winding up of the Successor, each Successor Series A Preferred stockholder shall be entitled to be paid out of the assets of the Company legally available for distribution, the stated value of their holdings, plus any accrued and unpaid dividends. The balance of any proceeds shall be distributed to Successor Series A Preferred stockholders on an as-converted basis pari passu with Successor common stockholders.

The Successor Series A Preferred Stock is not redeemable at the election of the holder and, therefore, it is classified as permanent equity. However, subject to the holder’s right to elect to convert, the Company has the right to redeem the Successor Series A Preferred Stock anytime at 120% of the face value. The Successor determined that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. However, if the conversion price is reset in connection with a subsequent issuance of securities, the Company will need to assess the accounting for the price reset. Due to the Successor’s adoption of ASU 2020-06 on January 1, 2021, it wasn’t necessary to assess the embedded conversion options for a beneficial conversion feature.

Successor Preferred Series B Issuance

In connection with the Business Combination, the Successor issued 5,062 shares of Series B Preferred Stock to certain vendors that provided services to the Company at a price of $1,000 per share in exchange for the satisfaction of $5,062,000 of Company liabilities.

The Successor Series B Preferred Stock is convertible, at the option of the holder, at any time into a number of shares of Successor common stock equal to the face value divided by the conversion price then in effect (initially $10.00). In addition, for five years following the issuance of the Successor Series B Preferred Stock, the conversion price is automatically adjusted to the greater of (a) $7.00; and (b) the lowest price of any subsequent offerings of securities at a price less than the conversion price.

The conversion price also resets at 150 days following the effectiveness of the registration of the Successor Series B Preferred Stock (each a “Commencement Date”) to the greater of (a) $7.00; and (b) the lowest of the five consecutive daily volume-weighted average prices commencing on, and including, the Commencement Date. As of the filing date, the Successor Series B Preferred Stock has not been registered and no conversion price reset has occurred.

The Successor Series B Preferred stockholders have no voting rights and dividends will only be paid on an as-converted basis when, and if paid to Successor common stockholders. In the event of any liquidation, dissolution or winding up of the Successor each Successor Series B Preferred stockholder shall be entitled to be paid out of the assets of the Company legally available for distribution, the stated value of their holdings, plus any accrued and unpaid dividends. The balance of any proceeds shall be distributed to Successor Series B Preferred stockholders on an as-converted basis pari passu with Successor common stockholders.

The Successor Series B Preferred Stock is not redeemable and, therefore, it is classified as permanent equity. The Successor determined that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. However, if the conversion price is reset in connection with a subsequent issuance of securities, the Successor will need to assess the accounting for the price reset. Due to the Successor’s adoption of ASU 2020-06 on January 1, 2021, it wasn’t necessary to assess the embedded conversion options for a beneficial conversion feature.

Stock-Based Compensation

For the period December 13, 2022 through December 31, 2022, the Successor recorded stock-based compensation expense of $56,333 (of which, $7,808 was included in research and development and $48,525 was included in general and administrative expense) related to options issued to employees and consultants. For the period ended December 12, 2022, the Predecessor recorded stock-based compensation expense of $3,524,802 (of which, $673,160 was included in research and development and $2,851,642 was included in general and administrative expense) related to options issued to employees and consultants. As of December 31, 2022, there was $2,957,047 of unrecognized stock-based compensation expense, which the Company expects to recognize over a weighted average period of 1.6 years.

For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $4,245,463 (of which, $944,525 was included in research and development and $3,300,938 was included in general and administrative expense) related to options issued to employees and consultants.

Stock Options

On December 12, 2022, the Company closed on the Business Combination (see Note 4 – Business Combination) whereby the 10,039,348 outstanding Predecessor options were exchanged for 1,993,235 outstanding Successor options. The number of Successor options issued to Predecessor option holders was determined by dividing the number of shares of Predecessor common stock issuable by an exchange ratio of 5.037. The exercise price of each of the Predecessor options was also multiplied by the exchange ratio.

In applying the Black-Scholes option pricing model to Predecessor stock options granted, the Company used the following assumptions:

	Successor	Predecessor
	For the period	For the period	For the year
	December 13 through	January 1 through	ended
	December 31, 2022	December 12, 2022	December 31, 2021
Fair value of common stock on date of grant	n/a	$2.27 - $3.00	$3.25
Risk free interest rate	n/a	1.68% - 3.01%	0.66% - 1.26%
Expected term (years)	n/a	3.53 - 6.00	5.00 - 6.00
Expected volatility	n/a	111% - 119%	118% - 125%
Expected dividends	n/a	0.00%	0.00%

During the period ended December 12, 2022, the fair value of the Predecessor’s common stock was determined using a market approach based on the status of the business combination agreement arm’s length discussions with the acquirer at each valuation date and which agreement was ultimately entered into on July 20, 2022 with a Company valuation of $85 million. The options granted during the period ended December 12, 2022 had a contractual term between seven and ten years and a requisite service period of zero to three years.

During the year ended December 31, 2021, the fair value of the Predecessor’s common stock was determined by management with the assistance of a third-party valuation specialist using an income approach. The options granted during the year ended December 31, 2021 had a contractual term of ten years and a requisite service period of zero to three years.

A summary of the option activity for the period December 13, 2022 through December 31, 2022 for the Successor and the period ended December 12, 2022 for the Predecessor is presented below:

Successor	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value

Outstanding, December 13, 2022	1,993,235	$10.81
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2022	1,993,235	$10.81	5.8	$-

Exercisable, December 31, 2022	1,639,566	$9.63	5.3	$-

Predecessor	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value

Outstanding, January 1, 2022	8,755,179	$2.00
Granted	1,284,169	3.17
Exercised	-	-
Forfeited	-	-
Outstanding, December 12, 2022	10,039,348	$2.15	5.9	$3,271,992

Exercisable, December 12, 2022	8,258,023	$1.91	5.3	$3,271,992

The following table presents information related to stock options as of December 31, 2022:

Successor
Options Outstanding		Options Exercisable
	Outstanding	Weighted Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$5.03	662,887	3.1	662,887
$11.33	12,186	9.5	12,186
$11.58	728,430	6.3	723,576
$16.36	589,732	8.3	240,917
	1,993,235	5.3	1,639,566

Stock Warrants

A summary of the warrant activity for the period December 13, 2022 through December 31, 2022 for the Successor and the period ending December 12, 2022 for the Predecessor is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
Successor	Warrants	Price	In Years	Value

Outstanding, December 13, 2022	8,628,706	$10.75
Issued	-	-
Outstanding, December 31, 2022	8,628,706	$10.75	4.8	$-

Exercisable, December 31, 2022	8,558,904	$10.79	4.8	$-

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
Predecessor	Warrants	Price	In Years	Value

Outstanding, January 1, 2022	2,154,352	$1.98
Issued	6,406,210	1.37
Exercised	-	-
Outstanding, December 12, 2022	8,560,562	$1.52	1.8	$59,681

Exercisable, December 12, 2022	8,560,562	$1.55	3.9	$34,203

The following table presents information related to stock warrants as of December 31, 2022 for the Successor:

Successor
Warrants Outstanding		Warrants Exercisable
Exercise	Outstanding	Weighted Average	Exercisable Number of
Price	Number of	Remaining Life	Warrants
$5.03	104,704	2.0	34,901
$6.90	1,271,904	4.9	1,271,904
$11.50	6,929,073	4.9	6,929,073
$11.58	323,026	1.0	323,026
	8,628,706	4.8	8,558,904

The Successor stock warrants at December 31, 2022, consist of the following:

(a)	Exercisable warrants to purchase 6,065,573 shares of Successor common stock that were originally issued by Larkspur to participants in Larkspur’s pre-Business Combination initial public offering and private placement (the “Larkspur Warrants”). Pursuant to their terms, the Larkspur Warrants (i) have an exercise price of $11.50 per share of Successor common stock; (ii) had their expiration date extended to December 12, 2027 as a result of the closing of the Business Combination; and (iii) are redeemable by the Company upon a minimum of 30 days prior written notice of redemption, at a price of $0.01 per Larkspur warrant, if and only if, the closing price of the Successor common stock equals or exceeds $18.00 per share for any 20 trading days with a 30 trading day period that ends on the third trading date prior to the date on which the Company sends the notice of redemption to warrant holders.

(b)	Exercisable warrants to purchase 863,500 shares of Successor common stock that were issued by participants in Larkspur’s PIPE financing that closed simultaneous to and was conditioned upon the closing of the Business Combination (see Note 11 – Stockholders’ Permanent and Temporary Equity – Successor Series A Preferred Stock Financing). Pursuant to their terms, the PIPE Warrants (i) have an exercise price of $11.50 per share of Successor common stock; and (ii) have an expiration date of December 12, 2027.

(c)	Warrants to purchase 1,699,633 shares of Successor common stock (the “Replacement Warrants”) replaced the outstanding Predecessor warrants to purchase 8,560,561 shares of Predecessor common stock on December 12, 2022, when the Company closed on the Business Combination (see Note 4 – Business Combination). The number of shares issuable pursuant to Successor warrants was determined by dividing the shares issuable pursuant to each Predecessor warrant by the exchange ratio of 5.037. The exercise price of the Successor warrants was determined by multiplying each Predecessor warrant’s exercise price by the exchange ratio of 5.037.

The Replacement Warrants include (a) exercisable warrants to purchase 1,271,904 shares of Successor common stock with an exercise price of $6.90 per share and with an expiration date of December 12, 2027, which replace the warrants that were issued by the Predecessor to its Series A Preferred Stock holders upon the automatic conversion of their Predecessor Series A Preferred Stock into Predecessor common stock and Predecessor Series A Warrants upon the closing of the Business Combination (see Note 11 – Stockholders’ Permanent and Temporary Equity – Automatic Conversion of Predecessor Series A Preferred Stock); (b) warrants to purchase 104,704 shares of Successor common stock with an exercise price of $5.03 per share which replace the warrants that were issued by the Predecessor to a strategic partner (see Note 10 – Commitments and Contingencies – License Agreements – L&F Research LLC), of which warrants to purchase 34,901 shares are exercisable until they expire on or about January 6, 2025, while the remainder vest upon the achievement of certain milestones and expire five years following the achievement of those milestones; and (c) exercisable warrants to purchase 323,026 shares of Successor common stock with an exercise price of $11.58 per share and with various expiration dates through April 17, 2024 which replace the warrants that were issued by the Predecessor to certain purchasers of convertible notes, certain brokers and a strategic partner in conjunction with entering into a license agreement (see Note 10 – Commitments and Contingencies – License Agreements – InflamaCORE).